FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-21990

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Commonwealth Trust II

Fund Name: Fidelity Large Cap Growth Enhanced Index Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: FEBRUARY 28

DATE OF REPORTING PERIOD: 06/30/2007

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Commonwealth Trust II

BY:  /s/ MARK OSTERHELD*
MARK OSTERHELD, PRESIDENT AND TREASURER
DATE: 08/26/2007 06:41:04 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 6, 2007 AND FILED HEREWITH.

VOTE SUMMARY REPORT
Fidelity Large Cap Growth Enhanced Index Fund
07/01/2006- 06/30/2007

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: A.G. Edwards, Inc. MEETING DATE: 06/21/2007
TICKER: AGE SECURITY ID: 281760108
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Robert L. Bagby	Management	For	For
1.2	Elect Director E. Eugene Carter	Management	For	For
1.3	Elect Director Peter B. Madoff	Management	For	For
2	Ratify Auditors	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: Aeropostale, Inc MEETING DATE: 06/20/2007
TICKER: ARO SECURITY ID: 007865108
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Julian R. Geiger	Management	For	For
1.2	Elect Director Bodil Arlander	Management	For	For
1.3	Elect Director Ronald Beegle	Management	For	For
1.4	Elect Director John Haugh	Management	For	For
1.5	Elect Director Robert B. Chavez	Management	For	For
1.6	Elect Director Mindy C. Meads	Management	For	For
1.7	Elect Director John D. Howard	Management	For	For
1.8	Elect Director David B. Vermylen	Management	For	For
1.9	Elect Director Karin Hirtler-Garvey	Management	For	For
2	Amend Omnibus Stock Plan	Management	For	For
3	Ratify Auditors	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: Emcor Group, Inc. MEETING DATE: 06/20/2007
TICKER: EME SECURITY ID: 29084Q100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Frank T. MacInnis	Management	For	For
1.2	Elect Director Stephen W. Bershad	Management	For	For
1.3	Elect Director David A.B. Brown	Management	For	For
1.4	Elect Director Larry J. Bump	Management	For	For
1.5	Elect Director Albert Fried, Jr.	Management	For	For
1.6	Elect Director Richard F. Hamm, Jr.	Management	For	For
1.7	Elect Director Michael T. Yonker	Management	For	For
2	Approve Omnibus Stock Plan	Management	For	For
3	Ratify Auditors	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: Family Dollar Stores, Inc. MEETING DATE: 06/19/2007
TICKER: FDO SECURITY ID: 307000109
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Mark R. Bernstein	Management	For	For
1.2	Elect Director Sharon Allred Decker	Management	For	For
1.3	Elect Director Edward C. Dolby	Management	For	For
1.4	Elect Director Glenn A. Eisenberg	Management	For	For
1.5	Elect Director Howard R. Levine	Management	For	For
1.6	Elect Director George R. Mahoney, Jr.	Management	For	For
1.7	Elect Director James G. Martin	Management	For	For
1.8	Elect Director Dale C. Pond	Management	For	For
2	Ratify Auditors	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: Kroger Co., The MEETING DATE: 06/28/2007
TICKER: KR SECURITY ID: 501044101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Reuben V. Anderson	Management	For	For
1.2	Elect Director John L. Clendenin	Management	For	For
1.3	Elect Director David B. Dillon	Management	For	For
1.4	Elect Director David B. Lewis	Management	For	For
1.5	Elect Director Don W. McGeorge	Management	For	For
1.6	Elect Director W. Rodney McMullen	Management	For	For
1.7	Elect Director Jorge P. Montoya	Management	For	For
1.8	Elect Director Clyde R. Moore	Management	For	For
1.9	Elect Director Susan M. Phillips	Management	For	For
1.10	Elect Director Steven R. Rogel	Management	For	For
1.11	Elect Director James A. Runde	Management	For	For
1.12	Elect Director Ronald L. Sargent	Management	For	For
2	Approve Executive Incentive Bonus Plan	Management	For	For
3	Amend Articles/Regulations--i)Rules of Conduct in Connection with Shareholder Meetings and (ii) Meetings Outside Cincinnati	Management	For	For
4	Ratify Auditors	Management	For	For
5	Report on Climate Change	Shareholder	Against	Abstain
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned President and Treasurer of the following investment companies:

Fidelity Rutland Square Trust Fidelity Rutland Square Trust II Fidelity Commonwealth Trust II

plus any other investment company for which Strategic Advisers, Inc. or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2007.

WITNESS my hand on this 6th of July 2007.

/s/ Mark Osterheld

Mark Osterheld

President and Treasurer